Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Common Stock Shares
Table 19.1 presents our reserved, issued and authorized shares of common stock at December 31, 2020.

Table 19.1: Common Stock Shares

Number of shares
Dividend reinvestment and common stock purchase plans	3,871,110
Director plans	229,730
Stock plans (1)	431,463,336
Convertible securities and warrants	65,835,437
Total shares reserved	501,399,613
Shares issued	5,481,811,474
Shares not reserved or issued	3,016,788,913
Total shares authorized	9,000,000,000
(1)Includes employee restricted share rights, performance share awards, 401(k), and deferred compensation plans.

Stock Incentive Compensation Expense
Table 19.2 summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

Table 19.2: Stock Incentive Compensation Expense

	Year ended December 31,
(in millions)	2020	2019	2018
RSRs (1)	$732	1,109	1,013
Performance shares (2)	(110)	108	9
Total stock incentive compensation expense	$622	1,217	1,022
Related recognized tax benefit	$154	301	252
(1)In February 2018, a total of 11.9 million RSRs were granted to all eligible employees in the U.S., and eligible employees outside the U.S., referred to as broad-based RSRs.
(2)Compensation expense fluctuates with changes in our stock price and the estimated outcome of satisfying performance conditions.
Restricted Share Rights	A summary of the status of our RSRs at December 31, 2020, and changes during 2020 is presented in Table 19.3.
Table 19.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2020	50,915,461	$52.30
Granted	23,504,261	42.53
Vested	(26,643,385)	54.22
Canceled or forfeited	(1,544,567)	49.95
Nonvested at December 31, 2020	46,231,770	46.30

Performance Share Awards
A summary of the status of our PSAs at December 31, 2020, and changes during 2020 is in Table 19.4, based on the performance adjustments recognized as of December 2020.

Table 19.4: Performance Share Awards

	Number	Weighted-average grant-date fair value (1)
Nonvested at January 1, 2020	6,504,213	$49.81
Granted	1,509,410	$40.39
Vested	(1,146,522)	$55.79
Canceled or forfeited	(1,313,493)	$52.20
Nonvested at December 31, 2020	5,553,608	$45.45

(1)Reflects approval date fair value for grants subject to variable accounting.

Stock Option Activity	Table 19.5 summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.
Table 19.5: Stock Option Activity

	Number	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Incentive compensation plans
Options outstanding as of December 31, 2019	60,560	$30.69
Canceled or forfeited	(37,850)	31.72
Exercised	(22,710)	31.72
Options exercisable and outstanding as of December 31, 2020	—	—	0.0	$—

Common Stock and Unreleased Preferred Stock in the Wells Fargo ESOP Fund	Table 19.6 presents the balance of common stock and unreleased preferred stock held in the Wells Fargo ESOP fund, the fair value of unreleased ESOP preferred stock and the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan.
Table 19.6: Common Stock and Unreleased Preferred Stock in the Wells Fargo ESOP Fund

	Shares outstanding
	December 31,
(in millions, except shares)	2020	2019	2018
Allocated shares (common)	155,810,091	138,978,383	138,182,911
Unreleased shares (preferred)	822,242	1,071,418	1,406,460
Fair value of unreleased ESOP preferred shares	$822	1,072	1,407

	Dividends paid
	Year ended December 31,
	2020	2019	2018
Allocated shares (common)	$155	233	213
Unreleased shares (preferred)	77	101	159